Fair Value, Assets and Liabilities, Fair Value Option (Details) - Fair value option election [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held for sale, carried at fair value	$ 2,892	$ 4,220
Loans held for sale, aggregate unpaid principal	3,119	4,614
Loans held for sale, fair value carrying amount less aggregate unpaid principal	(227)	(394)
Interest-bearing deposits fair value disclosure	(1,297)	0
Interest-bearing deposits, aggregate unpaid principal	(1,298)	0
Interest-bearing deposits, fair value carrying amount less aggregate unpaid principal	1	0
Long-term debt, carried at fair value	(2,308)	(1,346)
Long-term debt, aggregate unpaid principal	(2,864)	(1,775)
Long-term debt, fair value carrying amount less aggregate unpaid principal	$ 556	$ 429